INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Statutory income tax rate	26.50%	26.60%
Income before income tax expense	$ 2,127	$ 2,172
Computed income tax expense	564	578
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	1	0
Non-deductible portion of equity losses	12	10
Income tax adjustment, legislative tax change	0	(3)
Non-taxable income from security investments	(11)	(10)
Other	3	5
Total income tax expense	$ 569	$ 580
Effective income tax rate	26.80%	26.70%